Subsequent Events (Narrative) (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 06, 2017 USD ($)	Mar. 31, 2017 USD ($) bed	Mar. 30, 2017 bed	Jan. 04, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) bed	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Proceeds from the sale of hospitals						$ 13,746	$ 0	$ 0
Impairment of long-lived assets						291,870	13,000	1,000
Pay down of term loan						$ 15,222	1,563	1,631
Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt instrument required principal payment						2018-12
Georgia [Member] | Subsequent Event [Member] | Definitive Agreement to Trinity Hospital [Member]
Subsequent Event [Line Items]
Disposal date			Mar. 30, 2017
Number of beds in hospital sold | bed			231
Cherokee Medical Center [Member] | Subsequent Event [Member] | Term Loan Facility [Member]
Subsequent Event [Line Items]
Pay down of term loan	$ 4,300
Cherokee Medical Center [Member] | Alabama [Member]
Subsequent Event [Line Items]
Pre-tax loss from disposal of discontinued operation						$ 5,000	5,300	4,200
Cherokee Medical Center [Member] | Alabama [Member] | Property, Equipment and Capitalized Software [Member]
Subsequent Event [Line Items]
Impairment of long-lived assets						$ 3,900	2,000
Cherokee Medical Center [Member] | Alabama [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Disposal date		Mar. 31, 2017
Number of beds in hospital sold | bed		60
Proceeds from the sale of hospitals		$ 4,300
Barrow Regional Medical Center [Member] | Subsequent Event [Member] | Term Loan Facility [Member]
Subsequent Event [Line Items]
Pay down of term loan				$ 6,600
Barrow Regional Medical Center [Member] | Georgia [Member]
Subsequent Event [Line Items]
Disposal date						Dec. 31, 2016
Number of beds in hospital sold | bed						56
Proceeds from the sale of hospitals						$ 6,600
Pre-tax loss from disposal of discontinued operation						14,500	$ 6,200	$ 3,900
Impairment of long-lived assets						$ 4,000
Sandhills Regional Medical Center [Member] | Term Loan Facility [Member]
Subsequent Event [Line Items]
Pay down of term loan					$ 7,200